GOODWILL AND INTANGIBLE ASSETS - Changes in Carrying Amount of Goodwill (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)
Changes in the carrying amount of goodwill
Gross amount of goodwill, beginning of the period	₽ 119,202		₽ 105,613
Accumulated impairment loss, beginning of the period	(1,338)		(1,338)
Goodwill, net balance at the beginning of the period	117,864		104,275
Acquisitions (Note 3)	26,139	$ 371.6	13,589
Impairment	0		0	₽ 0
Foreign currency translation adjustment	(226)	(3.2)
Gross amount of goodwill, end of the period	145,116	2,063.1	119,202	105,613
Accumulated impairment loss, end of the period	(1,338)	(19.0)	(1,338)	(1,338)
Goodwill, net balance at the end of the period	143,778	$ 2,044.1	117,864	104,275
Search And Portal
Changes in the carrying amount of goodwill
Gross amount of goodwill, beginning of the period	2,719		2,719
Goodwill, net balance at the beginning of the period	2,719		2,719
Gross amount of goodwill, end of the period	2,719		2,719	2,719
Goodwill, net balance at the end of the period	2,719		2,719	2,719
E-commerce, Mobility and Delivery
Changes in the carrying amount of goodwill
Gross amount of goodwill, beginning of the period	107,810		95,560
Accumulated impairment loss, beginning of the period	(762)		(762)
Goodwill, net balance at the beginning of the period	107,048		94,798
Acquisitions (Note 3)	26,139		12,250
Foreign currency translation adjustment	(226)
Gross amount of goodwill, end of the period	133,724		107,810	95,560
Accumulated impairment loss, end of the period	(762)		(762)	(762)
Goodwill, net balance at the end of the period	132,962		107,048	94,798
Plus and Entertainment
Changes in the carrying amount of goodwill
Gross amount of goodwill, beginning of the period	2,140		2,140
Accumulated impairment loss, beginning of the period	(576)		(576)
Goodwill, net balance at the beginning of the period	1,564		1,564
Gross amount of goodwill, end of the period	2,140		2,140	2,140
Accumulated impairment loss, end of the period	(576)		(576)	(576)
Goodwill, net balance at the end of the period	1,564		1,564	1,564
Classifieds
Changes in the carrying amount of goodwill
Gross amount of goodwill, beginning of the period	6,382		5,194
Goodwill, net balance at the beginning of the period	6,382		5,194
Acquisitions (Note 3)			1,188
Gross amount of goodwill, end of the period	6,382		6,382	5,194
Goodwill, net balance at the end of the period	6,382		6,382	₽ 5,194
Other Business Units and Initiatives
Changes in the carrying amount of goodwill
Gross amount of goodwill, beginning of the period	151
Goodwill, net balance at the beginning of the period	151
Acquisitions (Note 3)			151
Gross amount of goodwill, end of the period	151		151
Goodwill, net balance at the end of the period	₽ 151		₽ 151